Schedule of Option Activity (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Shares outstanding, Balance	79	93
Weighted average exercise price per share, Balance	$ 69.85	$ 73.46
Weighted average remaining contractual term, outstanding (years) at beginning	6 years 10 months 24 days	7 years 1 month 24 days
Aggregate intrinsic value, outstanding , Balance
Shares outstanding, Balance	79	79
Weighted average exercise price per share, Balance	$ 68.52	$ 69.85
Aggregate intrinsic value, outstanding , Balance
Options, exercisable	79	79
Weighted average exercise price per share, exercisable	$ 68.52	$ 69.85
Weighted average remaining contractual term, exercisable	6 years 10 months 24 days	7 years 1 month 24 days
Aggregate intrinsic value, exercisable